Summary of Significant Accounting Policies - Schedule of Deferred Service Revenue Related to Warranties (Details) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Deferred extended warranty revenue beginning balance	$ 509,389	$ 629,143	$ 670,075
Revenue deferred for new warranties	43,386	118,148	174,852
Revenue recognized	(64,380)	(237,902)	(215,784)
Deferred extended warranty revenue ending balance	488,395	509,389	629,143
Current portion	230,325	235,015	223,397
Non-current portion	258,070	274,374	405,746
Deferred extended warranty revenue, total	$ 488,395	$ 509,389	$ 629,143